Earnings (Loss) Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic earnings (loss) per Common or Class B Share:
Net income (loss) attributable to Magna International Inc.	$ 1,018	$ 1,003	$ (453)
Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6
Basic earnings (loss) per Common or Class B Share	$ 4.26	$ 4.36	$ (2.03)
Diluted earnings (loss) per Common or Class B Share:
Net income (loss) attributable to Magna International Inc.	$ 1,018	$ 1,003	$ (453)
Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6
Adjustments
Stock options and restricted stock	3.5	3.0
Diluted	242.8	233.0	223.6
Diluted earnings (loss) per Common or Class B Share	$ 4.20	$ 4.30	$ (2.03)